Relationships with Related Parties	12 Months Ended
Dec. 31, 2019
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Relationships with Related Parties
Note 22: Relationships with Related Parties
The compensation amounts for 2019 presented below, which were awarded to the Corporate Officers and the members of the Executive Committee of the Company total ed
 €16 million.

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Short-term benefits	3,300	5,202	7,046
Post-employment benefits	36	87	57
Termination benefits	—	—	4,380
Share-based payment	12,018	12,189	4,520

Total	15,353	17,478	16,004
The methods for the valuation of the benefit related to share-based payments are presented in Note 18.
The company has entered into agreements with some of its directors, particularly in the context of its commercial deployment in the United States. The expense recognized for these contracts amounted to €560 thousand at December 31, 2019 compared to €49 thousand at December 31, 2018 and €45 thousand at December 31, 2017.
A schedule of amounts payable to related parties:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Compensation	1,121	535	2,964
Pension obligations	402	419	70

Total	1,523	954	3,034
As of December 31, 2019, the amount of compensation include
d
 severance pay for Executive Committee members in connection with organizational changes within the Company.